Deconsolidation of Subsidiary - Summary of the Impact of Deconsolidating Agnity (Detail) - CAD ($)	3 Months Ended			7 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021	Jul. 29, 2022	Sep. 30, 2022		Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ (1,712,978)		$ (1,325,633)		$ (1,712,978)		$ (1,325,633)	$ (4,588,057)		$ (1,110,889)	$ (529,190)	$ (1,325,794)
Trade and other receivables	(2,877,363)	[1]			(2,877,363)	[1]		(14,566,975)	[1]	(12,312,814)
Prepaid expenses and deposits - current	(2,497,798)				(2,497,798)			(2,355,350)		(1,326,319)
Prepaid expenses and deposits - non-current	156,350				156,350			622,577		1,011,847
Property and equipment	(743,586)				(743,586)			(649,403)		(506,387)
Intangible assets	(11,397,381)				(11,397,381)			(20,585,833)		(27,766,839)
Trade payables and accrued liabilities	13,006,686				13,006,686			12,421,309		12,924,256
Deferred revenue	1,989,830				1,989,830			2,811,408		1,771,120
Due to related party								1,834,307		2,419,377
Loans and borrowings - current	6,325,780				6,325,780			12,447,939		3,431,251
Loans and borrowings - non-current	20,556,562				20,556,562			767,662		9,721,049
Deferred income tax liabilities	(441,845)				(441,845)			(2,291,057)		(4,168,905)
Less: Non-controlling interest	0				0			2,495,288		2,293,246
Loss on disposal of Agnity	(27,068,883)		6,292,696		(27,068,883)		6,292,696	4,286,773		11,458,519	6,118,253	$ 2,553,170
Revenue	2,906,100		7,434,319		9,604,729		21,426,348	25,596,972		26,928,439	18,340,249
Loss allocated to NCI	(436,979)		(150,012)		(5,242,577)		299,005	63,387		1,586,588	590,056
Total comprehensive loss attributable to NCI	$ (398,355)		$ (202,786)		(5,150,564)		467,776	202,042		1,746,337	766,767
Cash flows provided by operating activities					(23,572,473)		(18,338,618)	(28,329,771)		(24,855,800)	(15,988,223)
Cash flows used in investing activities					6,657,142		(1,063,262)	(1,063,927)		(6,395,154)	(20,732,153)
Cash flows used in financing activities					14,046,382		19,632,972	32,926,878		31,856,797	35,936,694
Foreign exchange impact on cash held in USD					$ (6,130)		$ (16,348)	(56,012)		(24,144)	(12,922)
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Net assets								2,666,881		2,567,094
Agnity Global Inc [Member] | Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents				$ (37,642)
Trade and other receivables				(3,716,258)
Prepaid expenses and deposits - current				(240,511)
Prepaid expenses and deposits - non-current				(236,637)
Property and equipment				(263,139)
Intangible assets				(3,547,954)
Trade payables and accrued liabilities				5,193,353
Deferred revenue				2,474,113
Due to related party				188,836
Loans and borrowings - current				2,605,503
Loans and borrowings - non-current				197,812
Deferred income tax liabilities				(2,993)
Net assets				2,614,483
Less: Non-controlling interest				(2,824,971)
Loss on disposal of Agnity				(210,488)
Revenue				1,850,588				11,966,226		11,548,811	6,010,753
Loss allocated to NCI				(5,242,577)				63,387		1,586,588	590,056
Other comprehensive income allocated to NCI				92,013				138,655		159,749	176,711
Total comprehensive loss attributable to NCI				(5,150,564)				202,042		1,746,337	766,767
Cash flows provided by operating activities				591,772				(1,859,900)		(405,548)	483,245
Cash flows used in investing activities				(8,871)				(578,483)			(3,731)
Cash flows used in financing activities				(693,704)				2,081,137		655,347	(417,068)
Foreign exchange impact on cash held in USD				5,056				(6,383)		155,274	5,976
Net decrease in cash and cash equivalents				$ (105,747)				$ (363,629)		$ 405,073	$ 68,422

[1]	See Note 15 for the impact of the deconsolidation of a subsidiary.